Significant Accounting Policies - Summary of Key Revenue Streams (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Revenue from External Customer [Line Items]
Revenues	¥ 1,502,908	$ 230,331	¥ 1,180,597	¥ 798,561
Audio Entertainment [Member]
Revenue from External Customer [Line Items]
Revenues	1,481,120		1,167,934	785,101
Podcast Advertising And Others [Member]
Revenue from External Customer [Line Items]
Revenues	¥ 21,788		¥ 12,663	¥ 13,460